CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UTStarcom Hong Kong Holdings Ltd (Details) - UTStarcom Hong Kong Holdings Ltd. - Convertible bonds of private company - USD ($)
12 Months Ended
	Apr. 07, 2015	Aug. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payments to Acquire Investments		$ 20,000,000
Interest rate of debt securities (as a percent)		6.50%
Face amount of convertible debt	$ 20,000,000
Proceeds from sale of bond	$ 0.100
Ownership interest upon conversion of preference shares and convertible bonds	14.00%
Impairment on investment			$ 0	$ 0	$ 6,500,000
Carrying amount of the investment			$ 3,500,000